Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Related Party Transaction [Line Items]
Other Investments	$ 0.2	$ 0.3
Deferred Compensation Arrangement with Individual, Compensation Expense	0.4	0.4	$ 0.5
Sales to related party	4.9	4.2	4.6
Charges for Services Provided	41.0	46.5	42.8
Net payable to the Service Company	(4.8)	(3.9)
Due to Affiliate	(0.5)	(0.6)
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Related Party Transaction [Line Items]
Note payable to trust	15.6	15.6		$ 15.6
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties
Charges for health, welfare and benefit plans [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7.9	15.4	9.6
Consulting Services [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 2.0	$ 0.0	$ 0.0